UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  JUNE 30, 2009

Semiannual Report to Shareholders

DWS RREEF Global Real Estate Securities Fund

Contents

4 Performance Summary

9 Information About Your Fund's Expenses

11 Portfolio Summary

13 Investment Portfolio

18 Financial Statements

22 Financial Highlights

26 Notes to Financial Statements

35 Summary of Management Fee Evaluation by Independent Fee Consultant

36 Summary of Administrative Fee Evaluation by Independent Fee Consultant

37 Account Management Resources

38 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund is no longer non-diversified, effective July 21, 2009. It is now diversified. The fund involves additional risk due to its narrow focus. There are special risks associated with an investment in real estate, including credit risk, interest rate fluctuations and the impact of varied economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes, and market risks. Additionally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2009

Classes A, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. Class C shares have no front-end sales charge but redemptions within one year of purchase may be subject to a contingent deferred sales charge (CDSC) of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

The total annual fund operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 are 1.73%, 2.49% and 1.27% for Class A, Class C and Institutional Class shares, respectively. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 6/30/09
DWS RREEF Global Real Estate Securities Fund	6-Month‡	1-Year	Life of Fund*
Class A	6.69%	-35.42%	-14.42%
Class C	6.30%	-36.08%	-15.18%
Institutional Class	6.88%	-35.07%	-14.12%
FTSE EPRA/NAREIT Developed Real Estate Index+	5.88%	-35.86%	-13.57%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.
Net Asset Value
	Class A	Class C	Institutional Class
Net Asset Value: 6/30/09	$ 5.74	$ 5.74	$ 5.75
12/31/08	$ 5.38	$ 5.40	$ 5.38
Class A Lipper Rankings — Global Real Estate Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	61	of	81	75

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS RREEF Global Real Estate Securities Fund — Class A [] FTSE EPRA/NAREIT Developed Real Estate Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Comparative Results (Adjusted for Maximum Sales Charge) as of 6/30/09
DWS RREEF Global Real Estate Securities Fund		1-Year	Life of Fund*
Class A	Growth of $10,000	$6,087	$5,915
	Average annual total return	-39.13%	-16.09%
Class C	Growth of $10,000	$6,392	$6,109
	Average annual total return	-36.08%	-15.18%
FTSE EPRA/NAREIT Developed Real Estate Index+	Growth of $10,000	$6,414	$6,455
	Average annual total return	-35.86%	-13.57%

The growth of $10,000 is cumulative.

* DWS RREEF Global Real Estate Securities Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.
Growth of an Assumed $1,000,000 Investment
[] DWS RREEF Global Real Estate Securities Fund — Institutional Class [] FTSE EPRA/NAREIT Developed Real Estate Index+

Comparative Results as of 6/30/09
DWS RREEF Global Real Estate Securities Fund		1-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$649,300	$634,100
	Average annual total return	-35.07%	-14.12%
FTSE EPRA/NAREIT Developed Real Estate Index+	Growth of $1,000,000	$641,400	$645,500
	Average annual total return	-35.86%	-13.57%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

* DWS RREEF Global Real Estate Securities Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.
+ The FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. The index includes a range of regional and country indices, Dividend+ indices, Global Sectors, Investment Focus, and a REITs and Non-REITs series. The Index is calculated using closing market prices and translates into US dollars using Reuters closing price. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are generally not available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

The total annual fund operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2009 is 1.87% for Class S shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense-related disclosure for the period ended June 30, 2009.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings for all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 6/30/09
DWS RREEF Global Real Estate Securities Fund	6-Month‡	1-Year	Life of Fund*
Class S	6.89%	-35.18%	-14.21%
FTSE EPRA/NAREIT Developed Real Estate Index+	5.88%	-35.86%	-13.57%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.
Net Asset Value
Class S
Net Asset Value: 6/30/09	$ 5.74
12/31/08	$ 5.37
Class S Lipper Rankings — Global Real Estate Funds Category as of 6/30/09
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	59	of	81	72

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested. Rankings are for Class S shares; other classes may vary.

Growth of an Assumed $10,000 Investment
[] DWS RREEF Global Real Estate Securities Fund — Class S [] FTSE EPRA/NAREIT Developed Real Estate Index+

Comparative Results as of 6/30/09
DWS RREEF Global Real Estate Securities Fund		1-Year	Life of Fund*
Class S	Growth of $10,000	$6,482	$6,322
	Average annual total return	-35.18%	-14.21%
FTSE EPRA/NAREIT Developed Real Estate Index+	Growth of $10,000	$6,414	$6,455
	Average annual total return	-35.86%	-13.57%

The growth of $10,000 is cumulative.

* DWS RREEF Global Real Estate Securities Fund commenced operations on July 5, 2006. Index returns began on June 30, 2006.
+ The FTSE EPRA/NAREIT Developed Real Estate Index (formerly FTSE EPRA/NAREIT Global Real Estate Index) is an unmanaged, market-weighted index designed to represent general trends in eligible real estate equities worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income-producing real estate. The index includes a range of regional and country indices, Dividend+ indices, Global Sectors, Investment Focus, and a REITs and Non-REITs series. The Index is calculated using closing market prices and translates into US dollars using Reuters closing price. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2009 to June 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2009
Actual Fund Return*	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,066.90	$ 1,063.00	$ 1,068.90	$ 1,068.80
Expenses Paid per $1,000*	$ 7.69	$ 11.56	$ 6.46	$ 6.46
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 1/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/09	$ 1,017.36	$ 1,013.59	$ 1,018.55	$ 1,018.55
Expenses Paid per $1,000*	$ 7.50	$ 11.28	$ 6.31	$ 6.31
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS RREEF Global Real Estate Securities Fund	1.50%	2.26%	1.26%	1.26%

For more information, please refer to the Fund's prospectuses.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/09	12/31/08

Common Stocks	99%	98%
Cash Equivalents	1%	1%
Closed-End Investment Companies	—	1%
	100%	100%
Sector Diversification (As a % of Common Stocks, Corporate Bonds and Rights)	6/30/09	12/31/08

Diversified	52%	42%
Shopping Centers	12%	14%
Office	12%	17%
Apartments	6%	7%
Health Care	6%	7%
Regional Malls	4%	4%
Storage	3%	4%
Industrials	3%	3%
Hotels	1%	1%
Manufactured Homes	1%	1%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/09	12/31/08

Asia	40%	34%
North America	36%	41%
Europe	15%	16%
Australia	9%	9%
	100%	100%

Asset allocation, sector diversification and geographical diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2009 (35.4% of Net Assets)	Country	Percent
1. Sun Hung Kai Properties Ltd. Specializes in premium quality residential and commercial projects for sale and investment	Hong Kong	6.4%
2. Mitsubishi Estate Co., Ltd. Owner and developer of residential and office properties	Japan	4.3%
3. Mitsui Fudosan Co., Ltd. Builds, sells, leases and manages real estate properties	Japan	4.3%
4. Westfield Group Invests in, leases and manages shopping centers	Australia	4.1%
5. Simon Property Group, Inc. Owner and operator of regional shopping malls	United States	3.9%
6. Unibail-Rodamco Investor and developer of real estate investments	France	2.8%
7. China Overseas Land & Investment Ltd. Developer and investor of properties and infrastructure projects	Hong Kong	2.6%
8. Public Storage Owner and operator of personal and business mini-warehouses	United States	2.6%
9. Boston Properties, Inc. Developer of commercial and industrial real estate	United States	2.4%
10. Sumitomo Realty & Development Co., Ltd. Developer, manager and seller of homes and condominiums	Japan	2.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 13. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 98.3%
Australia 9.2%
CFS Retail Property Trust	2,696,274	3,564,718
Charter Hall Group	346,581	144,337
Commonwealth Property Office Fund	530,246	352,685
Dexus Property Group	6,321,554	3,789,745
Goodman Group	3,101,065	909,522
GPT Group	11,715,496	4,572,724
ING Office Fund	2,341,620	857,395
ING Office Fund (Placement Shares)*	1,425,752	528,480
Lend Lease Corp., Ltd.	25,481	143,538
Macquarie CountryWide Trust	1,894,562	823,000
Macquarie Leisure Trust Group	189,482	215,550
Macquarie Leisure Trust Group*	38,081	43,420
Macquarie Office Trust	6,313,412	1,060,086
Mirvac Group	4,227,241	3,643,253
Stockland	2,366,602	6,068,279
Westfield Group	2,390,317	21,772,068
(Cost $47,700,949)		48,488,800
Canada 2.5%
Allied Properties Real Estate Investment Trust	124,800	1,582,599
Boardwalk Real Estate Investment Trust	133,200	3,744,693
Extendicare Real Estate Investment Trust	275,800	1,481,967
RioCan Real Estate Investment Trust	455,050	5,977,874
RioCan Real Estate Investment Trust 144A*	5,800	76,193
(Cost $12,655,986)		12,863,326
Channel Islands 0.1%
Camper & Nicholsons Marina Investments Ltd.* (Cost $1,904,422)	1,550,000	688,516
China 0.1%
Sino-Ocean Land Holdings Ltd. (Cost $233,090)	554,500	635,523
Finland 0.4%
Technopolis Oyj (Cost $3,482,365)	450,000	1,868,829
France 3.7%
Fonciere des Murs	49,500	701,429
Fonciere des Regions (a)	17,912	1,347,746
Klepierre (a)	88,557	2,284,245
Unibail-Rodamco (a)	100,000	14,933,080
(Cost $19,670,895)		19,266,500
Hong Kong 20.0%
China Overseas Land & Investment Ltd.	5,916,480	13,607,175
China Resources Land Ltd.	2,860,000	6,311,444
Hang Lung Properties Ltd.	2,466,000	7,997,489
Henderson Land Development Co., Ltd.	1,203,500	6,838,863
Hongkong Land Holdings Ltd.	1,827,000	6,450,065
Kerry Properties Ltd.	1,570,646	7,022,609
New World China Land Ltd.	7,154,000	3,951,533
New World Development Co., Ltd.	3,150,770	5,654,918
Shimao Property Holdings Ltd. (b)	2,301,000	4,429,974
Sino Land Co., Ltd.	2,828,000	4,647,109
Sun Hung Kai Properties Ltd.	2,703,000	33,748,715
The Link REIT	2,039,500	4,348,137
(Cost $108,202,870)		105,008,031
Indonesia 0.2%
PT Ciputra Development Tbk* (Cost $1,228,800)	16,518,500	1,156,215
Japan 15.5%
AEON Mall Co., Ltd.	166,700	3,154,314
Daikyo, Inc.*	755,000	1,290,577
GOLDCREST Co., Ltd.	22,730	596,637
Japan Real Estate Investment Corp.	636	5,278,563
Japan Retail Fund Investment Corp.	579	2,671,086
Kenedix Realty Investment Corp.	628	2,168,041
Kenedix, Inc.*	3,228	1,721,285
Mitsubishi Estate Co., Ltd.	1,374,000	22,761,615
Mitsui Fudosan Co., Ltd.	1,299,000	22,504,952
Nippon Building Fund, Inc.	881	7,539,853
Sumitomo Realty & Development Co., Ltd.	591,000	10,750,388
Tokyo Tatemono Co., Ltd.	191,000	1,057,105
(Cost $110,818,533)		81,494,416
Netherlands 1.3%
Corio NV (a)	100,000	4,874,343
Wereldhave NV	27,500	2,049,464
(Cost $6,958,100)		6,923,807
Philippines 0.2%
Megaworld Corp. (Cost $1,113,828)	44,321,000	898,205
Singapore 3.5%
Ascendas Real Estate Investment Trust	4,360,000	4,772,776
CapitaLand Ltd.	3,960,500	10,058,817
CapitaMall Trust	1,749,900	1,684,796
Suntec Real Estate Investment Trust	1,204,000	711,088
Wing Tai Holdings Ltd.	1,507,000	1,392,949
(Cost $20,676,391)		18,620,426
Sweden 0.1%
Wallenstam AB "B" (Cost $340,723)	22,147	228,238
United Kingdom 8.4%
Big Yellow Group PLC*	330,000	1,860,197
British Land Co. PLC	900,339	5,678,231
Capital & Regional PLC	1,235,653	663,198
Derwent London PLC (a)	200,000	3,081,756
Equest Balkan Properties PLC*	700,000	181,383
Great Portland Estates PLC (a)	847,105	3,053,573
Hammerson PLC (a)	900,000	4,561,237
Hansteen Holdings PLC	700,000	909,795
Helical Bar PLC	350,000	1,896,762
Land Securities Group PLC	725,000	5,640,459
London & Stamford Property Ltd.	750,000	1,455,830
Max Property Group PLC*	840,000	1,651,451
Minerva PLC*	833,000	181,630
NR Nordic & Russia Properties Ltd.	1,300,000	292,001
Safestore Holdings PLC	1,050,000	1,641,214
Segro PLC	11,900,000	4,765,490
Shaftesbury PLC (a)	236,000	1,143,318
South African Property Opportunities PLC*	1,700,000	1,887,867
St. Modwen Properties PLC	250,000	745,582
Terrace Hill Group PLC	2,000,000	492,760
Unite Group PLC	1,100,000	2,466,514
(Cost $52,894,322)		44,250,248
United States 33.1%
AMB Property Corp. (REIT)	302,972	5,698,903
American Campus Communities, Inc. (REIT)	261,300	5,795,634
Apartment Investment & Management Co. "A" (REIT)	165,000	1,460,250
AvalonBay Communities, Inc. (REIT) (a)	137,658	7,700,589
BioMed Realty Trust, Inc. (REIT)	300,500	3,074,115
Boston Properties, Inc. (REIT) (a)	263,350	12,561,795
Cogdell Spencer, Inc. (REIT)	237,050	1,016,945
DCT Industrial Trust, Inc. (REIT)	169,500	691,560
DiamondRock Hospitality Co. (REIT)	218,600	1,368,436
Digital Realty Trust, Inc. (REIT) (a)	196,200	7,033,770
Duke Realty Corp. (REIT)	444,700	3,900,019
Equity Lifestyle Properties, Inc. (REIT)	62,000	2,305,160
Equity Residential (REIT)	292,300	6,497,829
Essex Property Trust, Inc. (REIT)	59,900	3,727,577
Government Properties Income Trust (REIT)*	45,250	928,983
HCP, Inc. (REIT)	249,350	5,283,726
Host Hotels & Resorts, Inc. (REIT)	211,800	1,777,002
Kilroy Realty Corp. (REIT)	187,900	3,859,466
Kimco Realty Corp. (REIT)	841,100	8,453,055
LaSalle Hotel Properties (REIT)	168,050	2,073,737
LTC Properties, Inc. (REIT)	55,290	1,130,681
Medical Properties Trust, Inc. (REIT) (a)	283,263	1,719,406
Nationwide Health Properties, Inc. (REIT)	231,636	5,962,311
Post Properties, Inc. (REIT)	178,650	2,401,056
ProLogis (REIT) (a)	887,600	7,154,056
Public Storage (REIT)	204,550	13,393,934
Regency Centers Corp. (REIT) (a)	271,419	9,475,237
Senior Housing Properties Trust (REIT)	404,970	6,609,110
Simon Property Group, Inc. (REIT)	394,143	20,270,774
SL Green Realty Corp. (REIT) (a)	126,600	2,904,204
Sunstone Hotel Investors, Inc. (REIT)	367,700	1,967,195
The Macerich Co. (REIT)	40,517	713,504
Ventas, Inc. (REIT)	256,726	7,665,838
Vornado Realty Trust (REIT) (a)	166,923	7,516,543
(Cost $181,056,661)		174,092,400
Total Common Stocks (Cost $568,937,935)		516,483,480
		Principal Amount ($) (c)	Value ($)

Corporate Bonds 0.1%
Germany 0.0%
Colonia Real Estate AG, 1.875%, 12/7/2011 (Cost $167,926)	EUR	126,000	76,842
United Kingdom 0.1%
Liberty International PLC, Series LII, 3.95%, 9/30/2010 (Cost $490,409)	GBP	409,000	593,822
Total Corporate Bonds (Cost $658,335)			670,664
	Shares	Value ($)

Closed-End Investment Companies 0.3%
Luxembourg 0.3%
ProLogis European Properties (Cost $2,063,688)	400,000	1,527,490
United Kingdom 0.0%
ARGO Real Estate Opportunities Fund Ltd.* (Cost $2,787,012)	2,000,000	224,456
Total Closed-End Investment Companies (Cost $4,850,700)		1,751,946

Rights 0.1%
United Kingdom
Hansteen Holdings PLC, Expiration Date 7/7/2009*	700,000	1
Shaftesbury PLC, Expiration Date 7/1/2009*	57,059	283,263
Total Rights (Cost $267,369)		283,264

Securities Lending Collateral 10.0%
Daily Assets Fund Institutional, 0.48% (d) (e) (Cost $52,387,979)	52,387,979	52,387,979

Cash Equivalents 1.0%
Cash Management QP Trust, 0.27% (d) (Cost $5,397,887)	5,397,887	5,397,887
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $632,500,205)+	109.8	576,975,220
Other Assets and Liabilities, Net	(9.8)	(51,242,233)
Net Assets	100.0	525,732,987

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

* Non-income producing security.
+ The cost for federal income tax purposes was $718,023,071. At June 30, 2009, net unrealized depreciation for all securities based on tax cost was $141,047,851. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,979,964 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $168,027,815.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2009 amounted to $50,624,988, which is 9.6% of net assets.
(b) Security is listed in country of domicile. Significant business activities of company are in China.
(c) Principal amount stated in US dollars unless otherwise noted.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Currency Abbreviations
EUR Euro GBP British Pound

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (f)
Australia	$ —	$ 48,488,800	$ —	$ 48,488,800
Canada	12,863,326	—	—	12,863,326
Channel Islands	—	688,516	—	688,516
China	—	635,523	—	635,523
Finland	—	1,868,829	—	1,868,829
France	—	19,266,500	—	19,266,500
Hong Kong	—	105,008,031	—	105,008,031
Indonesia	—	1,156,215	—	1,156,215
Japan	—	81,494,416	—	81,494,416
Luxembourg	—	1,527,490	—	1,527,490
Netherlands	—	6,923,807	—	6,923,807
Philippines	—	898,205	—	898,205
Singapore	—	18,620,426	—	18,620,426
Sweden	—	228,238	—	228,238
United Kingdom	—	44,757,968	—	44,757,968
United States	174,092,400	—	—	174,092,400
Corporate Bonds
Germany	—	76,842	—	76,842
United Kingdom	—	593,822	—	593,822
Short-Term Investments (f)	52,387,979	5,397,887	—	57,785,866
Total	$ 239,343,705	$ 337,631,515	$ —	$ 576,975,220
(f) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $574,714,339) — including $50,624,988 of securities loaned	$ 519,189,354
Investment in Daily Assets Fund Institutional (cost $52,387,979)*	52,387,979
Investment in Cash Management QP Trust (cost $5,397,887)	5,397,887
Total investments, at value (cost $632,500,205)	576,975,220
Cash	1,511
Foreign currency, at value (cost $6,628,951)	6,610,332
Receivable for investments sold	1,854,766
Receivable for Fund shares sold	2,302,569
Dividends receivable	1,847,798
Interest receivable	40,338
Foreign taxes recoverable	130,831
Other assets	57,047
Total assets	589,820,412
Liabilities
Payable upon return of securities loaned	52,387,979
Payable for investments purchased	6,974,199
Payable for Fund shares redeemed	3,730,894
Accrued management fee	459,216
Other accrued expenses and payables	535,137
Total liabilities	64,087,425
Net assets, at value	$ 525,732,987
Net Assets Consist of
Undistributed net investment income	6,844,948
Net unrealized appreciation (depreciation) on: Investments	(55,524,985)
Foreign currency	(18,847)
Accumulated net realized gain (loss)	(469,252,976)
Paid-in capital	1,043,684,847
Net assets, at value	$ 525,732,987
* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2009 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($259,533,268 ÷ 45,179,211 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 5.74
Maximum offering price per share (100 ÷ 94.25 of $5.74)	$ 6.09

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($22,112,268 ÷ 3,852,256 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 5.74
Class S Net Asset Value, offering and redemption price(a) per share ($77,988,956 ÷ 13,576,329 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 5.74

Institutional Class

Net Asset Value, offering and redemption price(a) per share ($166,098,495 ÷ 28,893,857 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)
$ 5.75
(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2009 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $823,627)	$ 11,304,054
Interest — Cash Management QP Trust	17,140
Interest	200,906
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	305,505
Total Income	11,827,605
Expenses: Management fee	2,174,330
Administration fee	217,460
Services to shareholders	804,392
Custodian fee	135,068
Distribution and service fees	358,859
Professional fees	55,897
Trustees' fees and expenses	10,318
Reports to shareholders	69,036
Registration fees	48,103
Other	30,985
Total expenses before expense reductions	3,904,448
Expense reductions	(804,973)
Total expenses after expense reductions	3,099,475
Net investment income	8,728,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(178,303,991)
Foreign currency	(129,875)
(178,433,866)
Change in net unrealized appreciation (depreciation) on: Investments	202,946,358
Foreign currency	(43,611)
202,902,747
Net gain (loss)	24,468,881
Net increase (decrease) in net assets resulting from operations	$ 33,197,011

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008
Operations: Net investment income	$ 8,728,130	$ 14,365,244
Net realized gain (loss)	(178,433,866)	(261,369,340)
Change in net unrealized appreciation (depreciation)	202,902,747	(210,840,625)
Net increase (decrease) in net assets resulting from operations	33,197,011	(457,844,721)
Distributions to shareholders from: Net investment income: Class A	—	(254,558)
Class S	—	(463,851)
Institutional Class	—	(973,523)
Return of capital: Class A	—	(284,595)
Class S	—	(87,523)
Institutional Class	—	(165,788)
Total distributions	—	(2,229,838)
Fund share transactions: Proceeds from shares sold	118,870,461	468,118,106
Reinvestment of distributions	—	1,955,336
Cost of shares redeemed	(116,481,044)	(335,868,582)
Redemption fees	4,037	26,422
Net increase (decrease) in net assets from Fund share transactions	2,393,454	134,231,282
Increase (decrease) in net assets	35,590,465	(325,843,277)
Net assets at beginning of period	490,142,522	815,985,799
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $6,844,948 and $1,883,182, respectively)	$ 525,732,987	$ 490,142,522

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2009[a]	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.38	$ 10.50	$ 12.22	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.09	.16	.13	.08
Net realized and unrealized gain (loss)	.27	(5.27)	(1.05)	2.34
Total from investment operations	.36	(5.11)	(.92)	2.42
Less distributions from: Net investment income	—	(.00)***	(.63)	(.15)
Net realized gains	—	—	(.17)	(.05)
Return of capital	—	(.01)	—	—
Total distributions	—	(.01)	(.80)	(.20)
Redemption fee	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.74	$ 5.38	$ 10.50	$ 12.22
Total Return (%)[d,e]	6.69**	(48.64)	(7.84)	24.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	260	226	424	288
Ratio of expenses before expense reductions (%)	1.96*	1.73	1.71	1.97*
Ratio of expenses after expense reductions (%)	1.50*	1.50	1.51	1.51*
Ratio of net investment income (%)	1.95f**	1.92	1.14	1.39*
Portfolio turnover rate (%)	62**	77	71	28**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividends received may require year end adjustments and reclassifications.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended December 31,	2009[a]	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.40	$ 10.62	$ 12.23	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.08	.09	.03	.02
Net realized and unrealized gain (loss)	.26	(5.31)	(1.06)	2.35
Total from investment operations	.34	(5.22)	(1.03)	2.37
Less distributions from: Net investment income	—	—	(.41)	(.09)
Net realized gains	—	—	(.17)	(.05)
Total distributions	—	—	(.58)	(.14)
Redemption fee	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.74	$ 5.40	$ 10.62	$ 12.23
Total Return (%)[d,e]	6.30**	(49.15)	(8.67)	23.75**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22	30	90	27
Ratio of expenses before expense reductions (%)	2.74*	2.49	2.42	2.51*
Ratio of expenses after expense reductions (%)	2.26*	2.26	2.40	2.45*
Ratio of net investment income (%)	1.58f**	1.16	.25	.45*
Portfolio turnover rate (%)	62**	77	71	28**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charges.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividends received may require year end adjustments and reclassifications.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended December 31,	2009[a]	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.37	$ 10.50	$ 12.23	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.10	.18	.16	.08
Net realized and unrealized gain (loss)	.27	(5.27)	(1.06)	2.36
Total from investment operations	.37	(5.09)	(.90)	2.44
Less distributions from: Net investment income	—	(.03)	(.66)	(.16)
Net realized gains	—	—	(.17)	(.05)
Return of capital	—	(.01)	—	—
Total distributions	—	(.04)	(.83)	(.21)
Redemption fee	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.74	$ 5.37	$ 10.50	$ 12.23
Total Return (%)[d]	6.89**	(48.48)	(7.72)	24.41**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78	77	123	20
Ratio of expenses before expense reductions (%)	1.94*	1.87	1.70	1.50*
Ratio of expenses after expense reductions (%)	1.26*	1.26	1.35	1.41*
Ratio of net investment income (%)	2.07e**	2.16	1.29	1.49*
Portfolio turnover rate (%)	62**	77	71	28**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividends received may require year end adjustments and reclassifications.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended December 31,	2009[a]	2008	2007	2006[b]
Selected Per Share Data
Net asset value, beginning of period	$ 5.38	$ 10.49	$ 12.23	$ 10.00
Income (loss) from investment operations: Net investment income[c]	.10	.18	.17	.09
Net realized and unrealized gain (loss)	.27	(5.25)	(1.07)	2.35
Total from investment operations	.37	(5.07)	(.90)	2.44
Less distributions from: Net investment income	—	(.03)	(.67)	(.16)
Net realized gains	—	—	(.17)	(.05)
Return of capital	—	(.01)	—	—
Total distributions	—	(.04)	(.84)	(.21)
Redemption fee	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 5.75	$ 5.38	$ 10.49	$ 12.23
Total Return (%)[d]	6.88**	(48.34)	(7.64)	24.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166	158	180	5
Ratio of expenses before expense reductions (%)	1.32*	1.27	1.30	1.46*
Ratio of expenses after expense reductions (%)	1.26*	1.26	1.29	1.36*
Ratio of net investment income (%)	2.07e**	2.16	1.35	1.54*
Portfolio turnover rate (%)	62**	77	71	28**
[a] For the six months ended June 30, 2009 (Unaudited).
[b] For the period from July 5, 2006 (commencement of operations) to December 31, 2006.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratio for the six months ended June 30, 2009, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividends received may require year end adjustments and reclassifications.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF Global Real Estate Securities Fund (the "Fund") is a diversified series (effective July 21, 2009) of DWS Advisor Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. Prior to July 21, 2009, the Fund was a non-diversified series of the Trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities and closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. The Fund may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2008, the Fund had a net tax basis capital loss carryforward of approximately $113,830,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

In addition, from November 1, 2008 through December 31, 2008, the Fund incurred approximately $93,284,000 of net realized capital losses and approximately $116,000 of passive foreign investment companies losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the year ending December 31, 2009.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding rates. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $288,404,919 and $272,317,061, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor.

Under the Investment Management Agreement the Fund pays a monthly management fee based on the Fund's average daily net assets computed and accrued daily and payable monthly, at the following annual rates:

First $500 million of the Fund's average daily net assets	1.000%
Next $500 million of such net assets	.985%
Next $1 billion of such net assets	.960%
Next $2 billion of such net assets	.945%

RREEF America L.L.C. ("RREEF"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund's portfolio have been delegated to RREEF. DIMA compensates RREEF out of the management fee it receives from the Fund.

Pursuant to investment subadvisory agreements between RREEF and RREEF Global Advisers Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the Fund. The sub-subadvisors are indirect, wholly owned subsidiaries of Deutsche Bank AG. As sub-subadvisors, under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the Fund's investments in specific foreign markets. The subadvisor pays each sub-subadvisor for its services from the investment advisory fee it receives from the Advisor.

For the period from January 1, 2009 through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	1.50%
Class C	2.26%
Class S	1.26%
Institutional Class	1.26%

Effective October 1, 2009 through April 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) to the extent necessary to maintain the operating expenses of each class as follows:

Class A	1.60%
Class C	2.35%
Class S	1.35%
Institutional Class	1.35%

Accordingly, for the six months ended June 30, 2009, the Advisor waived a portion of its management fee aggregating $93,516 and the amount charged aggregated $2,080,814, which was equivalent to an annualized effective rate of 0.96% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administration Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administration Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2009, the Administration Fee was $217,460, of which $42,856 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2009
Class A	$ 426,592	$ 426,592	$ —
Class C	52,183	48,257	3,926
Class S	214,194	213,239	955
Institutional Class	17,038	17,038	—
	$ 710,007	$ 705,126	$ 4,881

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2009, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2009
Class C	$ 82,176	$ 13,843

In addition, DIDI provides information and administration services for a fee ("Service Fee") to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Waived	Unpaid at June 30, 2009	Annualized Effective Rate
Class A	$ 249,536	$ 6,331	$ 67,661.23%
Class C	27,147	—	11,699.25%
	$ 276,683	$ 6,331	$ 79,360

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2009 aggregated $1,919.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on a rate of 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2009, the CDSC for Class C shares aggregated $2,809. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2009, DIDI received $5,087 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $18,635, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At June 30, 2009, the DWS Alternative Asset Allocation Plus Fund held 14% of the total shares outstanding of the Fund.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	12,968,091	$ 62,539,452	16,059,795	$ 131,907,499
Class C	125,539	599,384	1,319,040	12,097,428
Class S	2,773,437	12,968,813	9,564,214	77,093,955
Institutional Class	9,161,611	42,762,812	29,444,607	247,019,224
		$ 118,870,461		$ 468,118,106
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	98,419	$ 523,328
Class C	—	—	—	—
Class S	—	—	87,545	463,784
Institutional Class	—	—	182,486	968,224
		$ —		$ 1,955,336
Shares redeemed
Class A	(9,705,131)	$ (44,422,967)	(14,584,037)	$ (112,199,915)
Class C	(1,741,197)	(7,944,094)	(4,292,050)	(35,055,754)
Class S	(3,471,151)	(15,625,744)	(7,104,066)	(54,232,497)
Institutional Class	(9,717,957)	(48,488,239)	(17,313,800)	(134,380,416)
		$ (116,481,044)		$ (335,868,582)
Redemption fees		$ 4,037		$ 26,422
Net increase (decrease)
Class A	3,262,960	$ 18,116,986	1,574,177	$ 20,233,405
Class C	(1,615,658)	(7,344,693)	(2,973,010)	(22,957,181)
Class S	(697,714)	(2,653,959)	2,547,693	23,335,502
Institutional Class	(556,346)	(5,724,880)	12,313,293	113,619,556
		$ 2,393,454		$ 134,231,282

G. Real Estate Concentration Risk

The Fund concentrates its investments in real estate securities, including US REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.

H. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of June 30, 2009, events and transactions from July 1, 2009 through August 20, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS RREEF Global Infrastructure Fund. My evaluation considered the following:

• Management fees charged by other mutual fund companies for like services, which included review of the management fees of 23 Global Sector funds with average FY assets between $50mm and $250mm and the total expenses of a broader universe of 62 Global Sector funds.

• Management fees charged to institutional and other clients of DeAM for like services, including the fees of three other DeAM-managed funds of a global sector nature.

• Costs to DeAM and its affiliates of supplying services pursuant to the management agreements and profit margins from supplying such services. While this will be a new fund with no profitability information, the level of the Fund's fee, DeAM's overall profitability derived from mutual funds, and DeAM's expectations for fund growth do not suggest excessive profitability.

• Possible economies of scale as the Fund grows larger, noting that the fee schedule does not include break-points, so that future sharing of economies will depend on imposition of break-points or on other actions.

• The nature and quality of DEAM's services, including the DWS Fund's performance. This is a new fund, so performance and other service evaluations are not possible. DeAM has staffed the fund's management with individuals having appropriate education and experience.

Based on the foregoing considerations, in my opinion the proposed fees and expenses for the DWS RREEF Global Infrastructure Fund are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	RRGAX	RRGCX	RRGTX	RRGIX
CUSIP Number	23336Y 672	23336Y 664	23336Y 649	23336Y 656
Fund Number	456	756	2365	811

Privacy Statement

Dear Valued Client:

We want to make sure you know our policy regarding the way in which our clients' private information is handled at DWS Investments. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above, and additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2008

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 25, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 25, 2009